AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Shares	Value
Common Stocks - 99.6%
Communication Services - 12.9%
Arabian Contracting Services Co. (Saudi Arabia)	2,700	$79,736
Converge ICT Solutions, Inc. (Philippines)*	185,500	41,237
KINX, Inc. (South Korea)	2,200	76,865
Megacable Holdings SAB de CV (Mexico)	24,900	50,160
The One Enterprise Public Co., Ltd. (Thailand)	246,400	64,898
Railtel Corp. of India, Ltd. (India)	67,600	85,207
Sarana Menara Nusantara Tbk PT (Indonesia)	809,500	65,442
Telkom, S.A. SOC, Ltd. (South Africa)*	17,800	45,631
TIME dotCom Bhd (Malaysia)	45,300	45,134

Total Communication Services		554,310
Consumer Discretionary - 14.0%
AEON Motor Co., Ltd. (Taiwan)	40,200	51,297
Afya, Ltd., Class A (Brazil)*	5,300	71,868
Arcos Dorados Holdings, Inc. (Virgin Islands, British)	1,600	11,664
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Brazil)	9,500	32,351
Despegar.com Corp. (Argentina)*	6,700	38,190
Dixon Technologies India, Ltd. (India)	400	21,314
Grupo SBF, S.A. (Brazil)	14,300	53,284
JUMBO SA (Greece)	3,100	41,274
K Car Co., Ltd. (South Korea)	5,500	52,050
momo.com, Inc. (Taiwan)	2,232	37,248
MR DIY Group M Bhd (Malaysia)[1]	90,100	38,104
OPAP, S.A. (Greece)	4,000	47,970
Tam Jai International Co., Ltd. (Hong Kong)	234,200	62,465
Varroc Engineering, Ltd. (India)*,1	10,000	40,241

Total Consumer Discretionary		599,320
Consumer Staples - 2.3%
AVI, Ltd. (South Africa)	11,100	44,645
Laobaixing Pharmacy Chain JSC, Class A (China)	11,700	52,774

Total Consumer Staples		97,419
Energy - 3.3%
Aegis Logistics, Ltd. (India)	16,200	53,590
AKR Corporindo Tbk PT (Indonesia)	1,019,000	90,199

Total Energy		143,789
Financials - 11.7%
Bangkok Commercial Asset Management PCL (Thailand)	149,600	63,832
BSE, Ltd. (India)	6,200	45,844
Central Depository Services India, Ltd. (India)	3,300	50,032
ICICI Securities, Ltd. (India)[1]	15,400	98,241
	Shares	Value

Nippon Life India Asset Management, Ltd. (India)[1]	19,400	$63,760
Patria Investments, Ltd., Class A (Cayman Islands)	6,300	82,215
Transaction Capital, Ltd. (South Africa)	27,000	54,835
Warsaw Stock Exchange (Poland)	6,400	42,213

Total Financials		500,972
Health Care - 9.3%
Blau Farmaceutica, S.A. (Brazil)	11,900	71,629
Dian Diagnostics Group Co., Ltd., Class A (China)	12,600	51,447
Jeisys Medical, Inc. (South Korea)*	15,100	68,044
Poly Medicure, Ltd. (India)	6,400	67,841
Shanghai Kindly Medical Instruments Co., Ltd., Class H (China)	11,400	36,056
T&L Co., Ltd. (South Korea)	2,500	64,061
Universal Vision Biotechnology Co., Ltd. (Taiwan)	4,736	41,907

Total Health Care		400,985
Industrials - 7.4%
Container Corp. Of India, Ltd. (India)	6,500	56,513
Cowintech Co., Ltd. (South Korea)	3,519	60,769
IndiaMart InterMesh, Ltd. (India)[1]	498	27,088
KEI Industries, Ltd. (India)	2,400	42,288
Maharah Human Resources Co. (Saudi Arabia)	2,800	45,589
SFA Engineering Corp. (South Korea)	2,200	57,922
TCI Express, Ltd. (India)	1,200	27,081

Total Industrials		317,250
Information Technology - 31.4%
Accton Technology Corp. (Taiwan)	5,300	45,206
Alchip Technologies, Ltd. (Taiwan)	3,800	102,700
Brogent Technologies, Inc. (Taiwan)*	17,400	61,512
Chinasoft International, Ltd. (China)	109,500	66,887
Computer Age Management Services, Ltd. (India)	1,800	55,457
Cyient, Ltd. (India)	9,000	87,108
eCloudvalley Digital Technology Co., Ltd. (Taiwan)	14,751	57,698
Elite Material Co., Ltd. (Taiwan)	9,800	49,181
eMemory Technology, Inc. (Taiwan)	1,200	42,476
Green World FinTech Service Co., Ltd. (Taiwan)	5,587	65,073
Hyundai Ezwel Co., Ltd. (South Korea)	10,100	37,964
Intellian Technologies, Inc. (South Korea)	1,100	41,518
Koh Young Technology, Inc. (South Korea)	4,600	40,288
LiveChat Software, S.A. (Poland)	1,500	32,758
Locaweb Servicos de Internet, S.A. (Brazil)*,1	46,400	77,844
Metrodata Electronics Tbk PT (Indonesia)	2,178,600	83,696
My EG Services Bhd (Malaysia)	267,200	48,589
Park Systems Corp. (South Korea)	600	40,265

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 31.4% (continued)
Tong Hsing Electronic Industries, Ltd. (Taiwan)	13,600	$70,700
TOTVS, S.A. (Brazil)	14,959	81,778
Venustech Group, Inc., Class A (China)	20,900	59,369
WinWay Technology Co., Ltd. (Taiwan)	3,500	41,015
Yeahka, Ltd. (China)*	26,400	59,264

Total Information Technology		1,348,346
Materials - 3.6%
Dongsung Finetec Co., Ltd. (South Korea)	9,900	73,570
EPL, Ltd. (India)	27,000	58,162
Hansol Chemical Co., Ltd. (South Korea)	200	23,378

Total Materials		155,110
Real Estate - 3.7%
A-Living Smart City Services Co., Ltd. (China)[1]	57,100	44,917
	Shares	Value

Corp. Inmobiliaria Vesta SAB de CV (Mexico)	28,700	$53,553
PowerGrid Infrastructure Investment Trust (India)[1]	34,200	58,259

Total Real Estate		156,729

Total Common Stocks (Cost $5,043,012)		4,274,230
Participation Notes - 1.0%
Industrials - 1.0%
Masan Group Corp., 11/21/22 (JPMorgan) (Vietnam)	9,840	40,543

Total Participation Notes (Cost $20,352)		40,543
Total Investments - 100.6% (Cost $5,063,364)		4,314,773
Other Assets, less Liabilities - (0.6)%		(24,522)
Net Assets - 100.0%		$4,290,251

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $448,454 or 10.5% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$243,318	$1,105,028	—	$1,348,346
Consumer Discretionary	207,357	391,963	—	599,320
Communication Services	140,925	413,385	—	554,310
Financials	137,050	363,922	—	500,972
Health Care	71,629	329,356	—	400,985
Industrials	—	317,250	—	317,250
Real Estate	111,812	44,917	—	156,729
Materials	—	155,110	—	155,110
Energy	—	143,789	—	143,789
Consumer Staples	44,645	52,774	—	97,419
Participation Notes†	—	40,543	—	40,543
Total Investment in Securities	$956,736	$3,358,037	—	$4,314,773

†	All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2022, was as follows:
Country	% of Long-Term Investments
Argentina	0.9
Brazil	9.0
Cayman Islands	1.9
China	8.6
Greece	2.1
Hong Kong	1.4
India	21.7
Indonesia	5.5
Malaysia	3.1
Mexico	2.4
Philippines	1.0
Poland	1.7
Saudi Arabia	2.9
South Africa	3.4
South Korea	14.8
Taiwan	15.4
Thailand	3.0
Vietnam	0.9
Virgin Islands, British	0.3
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.